Consolidated Statements of Operations and Comprehensive Income shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares
Income Statement [Abstract]
Net sales	$ 2,054.5	$ 1,921.6	$ 1,728.2
Cost of goods sold	(1,324.3)	(1,246.9)	(1,096.0)
Gross profit	730.2	674.7	632.2
Selling, general and administrative expenses	(311.3)	(291.6)	(254.2)
Research and development expenses	(33.3)	(30.3)	(29.5)
Asbestos adjustments	(156.4)	40.4	5.5
Operating income	229.2	393.2	354.0
Interest expense, net of capitalized interest	(32.9)	(28.5)	(26.6)
Interest income	3.4	1.0	1.0
Loss on early debt extinguishment	(26.1)	0.0	0.0
Other income	0.7	1.3	2.1
Income before income taxes	174.3	367.0	330.5
Income tax expense	(28.2)	(90.5)	(86.1)
Net income	$ 146.1	$ 276.5	$ 244.4
Income per share:
Basic (in dollars per share) | $ / shares	$ 0.33	$ 0.62	$ 0.55
Diluted (in dollars per share) | $ / shares	$ 0.33	$ 0.62	$ 0.55
Weighted average common shares outstanding (Millions):
Basic (in shares) | shares	441.2	442.7	445.3
Diluted (in shares) | shares	442.3	443.9	447.2
Comprehensive income, net of tax:
Net income	$ 146.1	$ 276.5	$ 244.4
Pension and post-retirement benefit adjustments	0.0	0.0	0.3
Currency translation adjustments	0.9	(3.0)	0.9
Comprehensive income	$ 147.0	$ 273.5	$ 245.6